Loans from Related Party (Details) - Schedule of Change During the Year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Change During the Year [Abstract]
Beginning of year	$ 941	$ 1,102	$ 1,062
Payment		(200)
Interest expenses	33	39	40
End of year	$ 974	$ 941	$ 1,102